STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 138		$ 328,797		$ 421	$ (239,459)	$ 89,897
Balance, shares at Dec. 31, 2015	50,572,244
Options exercised	$ 2		2,456				2,458
Options exercised, shares	559,290
Stock-based compensation relating to options issued to non-employees			152				152
Stock-based compensation relating to options issued to employees and directors			2,932				2,932
Changes in other comprehensive income from marketable securities					(440)		(440)
Changes in other comprehensive income from foreign currency derivative contracts					26		26
Net loss						(31,506)	(31,506)
Balance at Dec. 31, 2016	$ 140		334,337		7	(270,965)	$ 63,519
Balance, shares at Dec. 31, 2016	51,131,534						51,131,534
Options exercised		[1]		[1]				[1]
Options exercised, shares	222
Stock-based compensation relating to options issued to non-employees			18				18
Stock-based compensation relating to options issued to employees and directors			1,253				1,253
Changes in other comprehensive income from foreign currency derivative contracts					319		319
ASU 2016-09 adoption, Note 2c			211			(211)
Net loss						(17,885)	(17,885)
Balance at Jun. 30, 2017	$ 140		$ 335,819		$ 326	$ (289,061)	$ 47,224
Balance, shares at Jun. 30, 2017	51,131,756						51,131,756

[1]	Represents an amount lower than $ 1.